Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net loss	$(82,065)	$(94,152)	$(247,323)	$(263,907)
Weighted-average shares outstanding, basic and diluted	214,775,043	212,154,820	214,422,143	160,497,517
Net loss per share, basic and diluted	$(0.38)	$(0.44)	$(1.15)	$(1.64)
As a result of the Merger, the weighted-average number of shares of common stock used in the calculation of net loss per share have also been retroactively converted by applying the Exchange Ratio.
For the three and nine months ended September 30, 2022, common stock equivalents consisted of stock options, restricted stock units and warrants. For the three and nine months ended September 30, 2021, common stock equivalents consisted of stock options, restricted stock units and warrants. None of the common stock equivalents were included in the calculation of diluted net loss per share for all periods presented as the Company recorded a net loss.
The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	September 30,
	2022	2021
Stock options to purchase common stock	24,153,378	29,159,417
Unvested restricted stock units	6,750,000	182,951
Warrants to purchase common stock	21,305,462	20,311,920
Total	52,208,840	49,654,288
The 4,970,000 Sponsor Earn-Out Shares are excluded from basic and diluted net loss per share as such shares are contingently recallable until the share price of the Company exceeds specified thresholds that have not been achieved as of September 30, 2022.
The common stock equivalents subject to the CEO Option Award are excluded from the anti-dilutive table as the underlying shares are contingently issuable until the share price of the Company exceeds the specified thresholds that have not been achieved. As of September 30, 2022 and 2021, the thresholds for the CEO Option Award have not been achieved, and 25,000,000 stock options for the CEO Option Award are outstanding.
Prior to the Amendment described further in Note 11, the common stock equivalents subject to the Officer RSUs were excluded from the anti-dilutive table, as the underlying shares were contingently issuable since the share price of the Company had not exceeded the specified thresholds. As of September 30, 2021, the thresholds for the Officer RSUs had not been achieved, and 12,500,000 RSUs of the Officer RSUs were outstanding. As of September 30, 2022, due to the Amendment, the underlying shares are no longer contingently issuable and 6,750,000 unvested Officer RSUs are included in the anti-dilutive table.	Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Fiscal year ended December 31,
	2021	2020	2019
Net loss	$(342,978)	$(249,726)	$(312,109)
Weighted-average shares outstanding, basic and diluted	173,692,582	1,678,098	1,571,045
Net loss per share, basic and diluted	$(1.97)	$(148.81)	$(198.66)
As a result of the Merger, the weighted-average number of shares of common stock used in the calculation of net loss per share have also been retroactively converted by applying the Exchange Ratio.
For the fiscal year ended December 31, 2021, common stock equivalents consisted of stock options, restricted stock units and warrants. For the fiscal years ended December 31, 2020 and 2019, common stock equivalents consisted of stock options, warrants, redeemable convertible preferred stock and related warrants. None of the common stock equivalents were included in the calculation of diluted net loss per share for all periods presented as the Company recorded a net loss.
The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	December 31,
	2021	2020	2019
Stock options to purchase common stock	27,582,170	24,914,801	26,777,351
Unvested restricted stock units	142,652	—	—
Warrants to purchase common stock	21,311,920	40,150	40,150
Redeemable convertible preferred stock (on an if-converted basis)	—	121,431,310	121,435,487
Warrants to purchase redeemable convertible preferred stock (on an if-converted basis)	—	3,354,717	3,387,257
Total	49,036,742	149,740,978	151,640,245
The 4,970,000 Sponsor Earn-Out Shares are excluded from basic and diluted net loss per share as such shares are contingently recallable until the share price of the Company exceeds specified thresholds that have not been achieved as of December 31, 2021. The common stock equivalents subject to the CEO Option Award and the Officer RSUs, respectively, are excluded from the anti-dilutive table as the underlying shares are contingently issuable until the share price of the Company exceeds the specified thresholds that have not been achieved. As of December 31, 2021, the thresholds for the CEO Option Award and the Officer RSUs have not been achieved and 25,000,000 stock options for the CEO Option Award and 11,500,000 RSUs for the Officer RSUs are outstanding.